Partners' Capital - Navios Containers Inc. (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 08, 2017	Mar. 13, 2018	Mar. 31, 2019	Aug. 29, 2017	Nov. 09, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Value of the issuance in Private Placement						$ 142,503		$ 29,055
Common units outstanding							34,603,100	34,603,100
Unit Repurchase Program
Authorized amount			$ 10,000
Period in force			1 year
Treasury units repurchased							0
Minimum
Percentage of outstanding common units holders’ vote required to remove the general partner							75.00%
Navios Partners
Common units outstanding							11,592,276
Ownership percentage							33.50%
Navios Holdings
Common units outstanding							1,263,276
Ownership percentage							3.70%
Private Placement
Transaction date	Jun. 08, 2017	Mar. 13, 2018		Aug. 29, 2017	Nov. 09, 2017
Number of shares sold in Private Placement	10,057,645	5,454,546		10,000,000	9,090,909
Proceeds from issuance of Private Placement	$ 50,288	$ 30,000		$ 50,000	$ 50,000
Price per share	$ 5	$ 5.5		$ 5	$ 5.5
Private Placement | Navios Partners
Value of the issuance in Private Placement	$ 30,000	$ 14,460		$ 10,000	$ 10,000
Number of shares sold in Private Placement	6,000,000	2,629,095		2,000,000	1,818,182
Private Placement | Navios Partners | Warrant
Expected warrants terms	5 years	5 years		5 years	5 years
Ownership percentage	6.80%	6.80%		6.80%	6.80%
Exercise price	$ 5	$ 5.5		$ 5	$ 5.5
Private Placement | Navios Holdings
Value of the issuance in Private Placement	$ 5,000	$ 500
Number of shares sold in Private Placement	1,000,000	90,909
Private Placement | Navios Holdings | Warrant
Expected warrants terms	5 years	5 years		5 years	5 years
Ownership percentage	1.70%	1.70%		1.70%	1.70%
Exercise price	$ 5	$ 5.5		$ 5	$ 5.5